Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued and identified the following transactions for financial disclosure purposes.

On February 18, 2025, Wuxi Mingteng Mould entered into a short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.39 million), with an annual interest rate of 3.3%. The maturity date of the loan is February 17, 2026. The two parties signed a pledge contract for the loan agreement, and the pledged property was a patent owned by Wuxi Mingteng Mould.

On January 8, 2025, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Mingyu Metal Fence Co., Ltd., for production space. The lease period was from January 8, 2025, to January 7, 2026, with a monthly rental of RMB 23,333 (approximately $3,276). Wuxi Mingteng Mould had no intention to extend the term of the lease. This agreement has a lease term of 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement and recognized the lease payments in net income on a straight-line basis over the lease term.

On January 1, 2025, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) for office and production space. The lease period was from January 1, 2025, to December 31, 2025, with a monthly rental of RMB 55,020 (approximately $7,726). This agreement has a lease term not over 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Because Wuxi Longsheng Boiler Factory may be demolished at any time, Wuxi Mingteng Mould chose to elect short-term lease measurement and recognized the lease payments in net income on a straight-line basis over the lease term.